Schedule of key management personnel and directors’ compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Parties
Compensation and benefits	$ 1,976	$ 1,203
Repurchase of share-based awards	1,160
Share-based compensation	209	152
Key management personnel compensation	$ 3,345	$ 1,355